Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Other Assets	Other Assets
The components of other assets are as follows:

As at Dec. 31	2022	2021
Loan receivable	37	55
South Hedland prepaid transmission access and distribution costs	61	65
Long-term prepaids and other assets	56	48
Project development costs	10	29
Total Other assets	164	197

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	4	55
Total long-term other assets	160	142
Total Other assets	164	197
The loan receivable of $37 million (2021 – $55 million) is an unsecured loan related to an advancement by the Company's subsidiary, Kent Hills Wind LP, of the net financing proceeds of the Kent Hills Wind Bond ("KH Bonds"), to its 17 per cent partner. On June 1, 2022, the loan receivable agreement was amended and its original maturity date of Oct. 2, 2022, was extended to October 2027, resulting in the classification of a portion of the loan receivable to non-current assets. The remaining terms of the original loan are unchanged and it continues to bear interest at 4.55 per cent, with interest payable quarterly. No scheduled principal repayments are required until maturity. However, repayments may be required for amounts associated with foundation replacement capital expenditures and for operating account funding, as outlined in the amendment made to the KH Bonds. During 2022, the Company received repayments of $18 million that were required as part of the waiver and amendment made to the KH Bonds.
South Hedland prepaid transmission access and distribution costs are costs that are amortized on a straight-line basis over the South Hedland PPA contract life.
Long-term prepaids and other assets include the funded portion of the TransAlta Energy Transition Bill commitments discussed in Note 37 (G), costs related to transmission infrastructure and other contractually required prepayments and deposits. During 2022, $16 million of costs related to transmission infrastructure at the Windrise wind facility were reclassified from PP&E to other assets (long-term prepaids and other assets) and will be amortized to net earnings (loss) over the useful life of the Windrise wind facility.
Project development costs primarily include the pre-construction project costs for projects. The change in project development costs is as follows:

As at Dec. 31	2022	2021
Balance, Jan 1	29	25
Additions	29	15
Transfers to PP&E (Note 19)	(29)	(1)
Transfers to intangible assets (Note 21)	(19)	—
Impairment charges (Note 7)	—	(10)
Balance, Dec. 31	10	29